DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES - 10Q (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Cash Flow Hedge [Member]	Dec. 31, 2012 Cash Flow Hedge [Member]	Dec. 31, 2011 Cash Flow Hedge [Member]	Jun. 30, 2013 Interest Rate Collar [Member]	Dec. 31, 2012 Interest Rate Collar [Member]	Dec. 31, 2010 Interest Rate Collar [Member]	Jun. 30, 2013 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Dec. 31, 2011 Interest Rate Collar [Member] Cash Flow Hedge [Member]	Jun. 30, 2013 Interest Rate Swap [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2016 and 2018 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2016 and 2018 [Member]	Jun. 30, 2013 Interest Rate Swap [Member] Cash Flow Hedge [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedge [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Cash Flow Hedge [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Minimum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2016 and 2018 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Maximum [Member] UP Offshore (Bahamas) Ltd, DVB SE and Banco Security, Through 2016 and 2018 [Member]
Derivatives Designated as Hedging Instruments [Abstract]
Current other liabilities	$ 1,067	$ 1,070	$ 833				$ 718	$ 722	$ 582			$ 349	$ 348	$ 251
Noncurrent other liabilities	1,084	2,026	1,788				764	1,235	1,145			320	791	643
Interest Rate Agreements [Abstract]
Notional amount of interest rate derivative				$ 65,217	$ 68,478	$ 75,000				$ 46,554	$ 49,500
Floor strike rate (in hundredths)						1.69%
Cap strike rate (in hundredths)						5.00%
Interest rate (in hundredths)															0.89%	3.67%